SUMMARY OF PRINCIPAL ACCOUNTING POLICIES - Additional Information (Detail) $ / shares in Units, ¥ in Thousands, $ in Thousands			1 Months Ended								12 Months Ended
	Jul. 31, 2020 CNY (¥)	Jul. 31, 2020 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Oct. 31, 2020 CNY (¥)	Oct. 31, 2020 USD ($)	Sep. 30, 2020 CNY (¥)	Sep. 30, 2020 USD ($)	Jul. 31, 2020 CNY (¥)	Jul. 31, 2020 USD ($)	Sep. 30, 2020 CNY (¥) Rentalcontracts shares	Sep. 30, 2020 USD ($) Rentalcontracts shares	Sep. 30, 2019 CNY (¥)	Sep. 30, 2018 CNY (¥)	Sep. 30, 2022 CNY (¥)	Sep. 30, 2021 CNY (¥)	Nov. 30, 2020 CNY (¥)	Sep. 30, 2020 USD ($) $ / shares	Sep. 30, 2017 CNY (¥)
Accumulated deficits							¥ (3,809,516)				¥ (3,809,516)		¥ (2,275,924)					$ (561,081)
Net cash used in operating activities											(54,841)	$ (8,078)	88,189	¥ 117,048
Working capital							1,758,736				1,758,736		1,100,604
Interest expense											134,092		113,917
Interest expense, capitalized											0		19,542
Amortization expense of land use rights											286		286	286
Contingent earn-out liabilities							0				0		97,417	83,872					¥ 44,856
Property and equipment, gross							725,834				725,834		1,914,041
Property and equipment, accumulated depreciation							217,582				217,582		551,154
Impairment loss											846,766	$ 124,715	46,213	50,614
Future rentals from outstanding leases that are within the lock-in period							510,077				510,077
Rental incentives							12,921				¥ 12,921		72,367	61,317
Lease Option to Extend											The Group leases apartments from landlords usually for a period of five to six years which may be extended for an additional three or two years at the discretion of the landlords.	The Group leases apartments from landlords usually for a period of five to six years which may be extended for an additional three or two years at the discretion of the landlords.
Fixed rent, lock in period											3 years	3 years
Annual, non-compounding increase for the rest of the lease period											5.00%	5.00%
Deferred rent, current							2,503				¥ 2,503		28,415
Long-term deferred rent							¥ 212,054				212,054		387,739					$ 31,232
Rental expense											813,773		1,003,572	755,380
Advertising expenses											10,773		39,583	35,270
Expenses incurred for the plan											¥ 18,283		20,051	17,953
Convenience translation rate of USD1.00							6.7896				6.7896							6.7896
Share-based compensation expenses											¥ 16,045	$ 2,363	¥ 8,173	2,252
Tax benefit likely of being realized up on settlement percentage							0.00%				0.00%		0.00%					0.00%
Guarantee liability							¥ 0				¥ 0		¥ 0
Significant unrecognized uncertain tax positions							0				0		0
Capital lease other financing arrangement							¥ 73,430				¥ 73,430
Warrants							4 years 10 months 2 days				4 years 10 months 2 days							4 years 10 months 2 days
Treasury stocks acquired | shares											77,250,000	77,250,000
Treasury Stock, Value							¥ 298,110				¥ 298,110							$ 43,907
Payments of debt issuance costs							¥ 8,172	$ 1,200	¥ 155,393	$ 22,818
Proceeds from Issuance of Debt	¥ 237,096	$ 34,848
Forecast [Member]
Future rentals from outstanding leases that are within the lock-in period															¥ 1,654	¥ 508,423
Fair Value, Nonrecurring
Impairment loss											313,354		¥ 46,213	¥ 50,614
Apartment rental agreements loss											425,341
Trademarks, loss											¥ 108,071
Great Alliance Co living Limited And Affiliates [Member]
Business combination revenue growth rate for valuation of trademarks acquired											10.00%	10.00%
Business combination discount rate for valuation of trademarks acquired							19.00%				19.00%							19.00%
Great Alliance Co living Limited And Affiliates [Member] | Rental Agreement With Landlord [Member]
Business combination revenue growth rate for rental agreements											12.50%	12.50%
Business combination discount rate for measuring rental agreements acquired											19.00%	19.00%
Great Alliance Co living Limited And Affiliates [Member] | Rental Agreement With Tenant [Member]
Business combination revenue growth rate for rental agreements											12.50%	12.50%
Business combination discount rate for measuring rental agreements acquired											19.00%	19.00%
Rental Contracts [Member]
Number of Reporting Units | Rentalcontracts											25,375	25,375
Rental Contracts [Member] | Great Alliance Co living Limited And Affiliates [Member]
Number of Businesses Acquired | Rentalcontracts											72,000	72,000
Share Repurchase [Member]
Payment for the repurchase of initial public offering											¥ 248,859
Share Repurchase [Member] | Common Stock [Member]
Repurchase of ordinary shares issued during initial public offer | shares											77,250,000	77,250,000
Renewal Term One [Member]
Lessee operating lease term of renewal							2 years				2 years							2 years
Renewal Term Two [Member]
Lessee operating lease term of renewal							3 years				3 years							3 years
Convertible Note And Warrant Purchase Agreement [Member]
Debt term	4 years								4 years
Warrants	5 years								5 years
Convertible Notes Payable [Member]
Convertible notes issued											¥ 49,251
Convertible Notes Payable [Member] | Share Repurchase [Member]
Convertible notes issued											7,232
IPO [Member] | ADS [Member]
Treasury Stock, Value							¥ 298,110				¥ 298,110
Share price | $ / shares																		$ 17
Education surtax
Value-added taxes rate							6.00%				6.00%							6.00%
Urban Maintenance
Value-added taxes rate							9.00%				9.00%							9.00%
Construction Tax
Value-added taxes rate							13.00%				13.00%							13.00%
Subsequent Event [Member]
Payments of debt issuance costs			¥ 25,189	$ 3,710	¥ 48,342	$ 7,120
Fair Value, Inputs, Level 3 [Member] | Great Alliance Co living Limited And Affiliates [Member]
Business combination revenue growth rate for valuation of trademarks acquired											12.50%	12.50%
Business combination discount rate for valuation of trademarks acquired							11.00%				11.00%							11.00%
Fair Value, Inputs, Level 3 [Member] | Measurement Input, Long-term Revenue Growth Rate
Property and equipment, measurement input											3	3	4	2
Fair Value, Inputs, Level 3 [Member] | Measurement Input, Discount Rate
Property and equipment, measurement input											11	11	10	11
Tenants who prepay rent of at least the first six months of the lease term [Member]
Rental discount											5.00%	5.00%
Tenants who prepay rent of at least the first twelve months of the lease term [Member]
Rental discount											10.00%	10.00%
Leasehold improvements [Member]
Property and equipment, gross							¥ 449,637				¥ 449,637		¥ 1,308,310
Property and equipment, accumulated depreciation							146,402				146,402
Impairment loss											132,972
Capital lease other financing arrangement							73,430				73,430
Initial Value of Capital Lease assets							136,146				136,146
Carrying Value of Capital Lease Other Financing assets							50,432				50,432
Other Financing Payable							371,124				371,124
Aggregate of Initial value for Lease Assets							374,609				374,609
Carrying Value of Lease Assets							138,764				138,764
Furniture, fixtures and equipment [Member]
Property and equipment, gross							212,483				212,483		542,855
Property and equipment, accumulated depreciation							49,861				49,861
Impairment loss											90,312
Variable Interest Entity [Member]
Net cash used in operating activities											¥ (72,293)	$ (10,648)	¥ (393,847)	¥ (10,964)
Percentage of consolidated revenues														100.00%
Percentage of consolidated assets											94.00%	94.00%	93.00%
Percentage of consolidated liabilities											96.00%	96.00%	96.00%
Long-term deferred rent							¥ 212,054				¥ 212,054		¥ 387,739					$ 31,232
Minimum [Member]
Land use rights, remaining term of the land certificates											30 years	30 years
Rent free period with landlords											90 days	90 days
Tax benefit likely of being realized up on settlement percentage													50.00%
Lessor operating lease term							12 months				12 months							12 months
Lessee operating lease term							5 years				5 years							5 years
Maximum [Member]
Land use rights, remaining term of the land certificates											50 years	50 years
Rental discount, limit per month											¥ 200
Rent free period with landlords											120 days	120 days
Lessor operating lease term							26 months				26 months							26 months
Lessee operating lease term							6 years				6 years							6 years
Shanghai Qingke E-Commerce Co., Ltd. | Variable Interest Entity [Member]
Equity interest held											100.00%	100.00%
Shanghai Qingke E-Commerce Co., Ltd. | Exclusive Technology Service Agreement [Member] | Minimum [Member]
Percentage of net profit agreed to pay service fees											100.00%	100.00%
Shanghai Qingke E-Commerce Co., Ltd. | Spousal Consent Letters [Member]
Equity interest held											10.47%	10.47%
Shanghai Xiangzi Financial Information Service Company Ltd [Member] | Bank Borrowing Agreement One [Member]
Debt instrument carrying amount	¥ 27,000								¥ 27,000
Long term debt instrument maturity date	Mar. 31, 2022								Mar. 31, 2022
Shanghai Xiangzi Financial Information Service Company Ltd [Member] | Bank Borrowing Agreement One [Member] | Subsequent Event [Member]
Proceeds from bank borrowings			25,929
Debt instrument carrying amount			25,929
Shanghai Xiangzi Financial Information Service Company Ltd [Member] | Bank Borrowing Agreement Two [Member] | Subsequent Event [Member]
Proceeds from bank borrowings			8,998
Debt instrument carrying amount			¥ 8,998														¥ 132,000
Long term debt instrument maturity date																	Oct. 31, 2021